Schedule of Investments - March 31, 2021
HW Opportunities MP Fund (Unaudited)

Sector Breakdown (% of net assets)	Percent of Net Assets

Industrials	23.11%
Financials	21.17%
Information Technology	17.47%
Energy	13.56%
Communication Services	12.71%
Consumer Discretionary	8.62%
Consumer Staples	4.10%
Real Estate	2.61%
Health Care	2.60%
Short-Term Securities and Liabilities in Excess of Other Assets	-5.95%

Largest Equity Holdings	Percent of Net Assets
Royal Mail plc	9.93%
Alphabet, Inc., Class A	5.36%
Wells Fargo & Company	4.68%
Microsoft Corpoation	4.64%
F5 Networks, Inc.	4.45%
General Electric Company	4.43%
Accor SA	3.97%
AMERCO	3.86%
American International Group, Inc.	3.82%
Babcock International Group plc	3.65%

Schedule of Investments - March 31, 2021
HW Opportunities MP Fund (Unaudited)

	Shares
COMMON STOCKS - 104.75%	Held	Value
COMMUNICATION SERVICES - 12.71%
Interactive Media & Services - 5.36%
Alphabet, Inc., Class A (a)	14	$28,875
Media - 5.30%
Discovery, Inc., Class C (a)	475	17,523
News Corporation, Class A	435	11,062
		28,585
Wireless Telecommunication Services - 2.05%
Vodafone Group plc - ADR	600	11,058
TOTAL COMMUNICATION SERVICES		68,518

CONSUMER DISCRETIONARY - 8.62%
Automobiles - 2.56%
General Motors Company (a)	240	13,790
Hotels, Restaurants & Leisure - 3.97%
Accor SA (a)	568	21,401
Specialty Retail - 2.09%
The ODP Corporation (a)	260	11,255
TOTAL CONSUMER DISCRETIONARY		46,446

CONSUMER STAPLES - 4.10%
Beverages - 1.14%
Heineken Holding NV	69	6,131
Tobacco - 2.96%
Philip Morris International, Inc.	180	15,973
TOTAL CONSUMER STAPLES		22,104

ENERGY - 13.56%
Energy Equipment & Services - 3.60%
Frank's International NV (a)	1,228	4,359
McDermott International Ltd. (a)	5,600	4,480
NOV, Inc. (a)	770	10,565
		19,404
Oil, Gas & Consumable Fuels - 9.96%
Cairn Energy plc	6,042	14,181
Equitrans Midstream Corporation	760	6,202
Hess Corporation	119	8,420
Range Resources Corporation (a)	960	9,917
Royal Dutch Shell plc - ADR	129	5,058
Suncor Energy, Inc.	185	3,867
Whiting Petroleum Corporation (a)	170	6,027
		53,672
TOTAL ENERGY		73,076

FINANCIALS - 20.55%
Banks - 8.64%
Bank of America Corporation	380	14,702
Popular, Inc.	95	6,680
Wells Fargo & Company	645	25,200
		46,582
Capital Markets - 4.36%
The Goldman Sachs Group, Inc.	59	19,293
State Street Corporation	50	4,201
		23,494
Diversified Financial Services - 3.08%
Berkshire Hathaway, Inc., Class B (a)	65	16,606
Insurance - 4.47%
American International Group, Inc.	445	20,563
Global Indemnity Group LLC, Class A	120	3,557
		24,120
TOTAL FINANCIALS		110,802

HEALTH CARE - 2.60%
Health Care Providers & Services - 2.60%
Anthem, Inc.	39	13,999
TOTAL HEALTH CARE		13,999

INDUSTRIALS - 23.11%
Air Freight & Logistics - 9.93%
Royal Mail plc (b)	7,690	53,521
Commercial Services & Supplies - 3.66%
Babcock International Group plc (a)	6,250	19,696
Construction & Engineering - 0.86%
Fluor Corporation (a)	200	4,618
Industrial Conglomerates - 4.43%
General Electric Company	1,820	23,897
Professional Services - 0.37%
Hudson Global, Inc. (a)	120	1,992
Road & Rail - 3.86%
AMERCO	34	20,828
TOTAL INDUSTRIALS		124,552

INFORMATION TECHNOLOGY - 17.47%
Communications Equipment - 4.45%
F5 Networks, Inc. (a)	115	23,991
Electronic Equipment, Instruments & Components - 2.64%
Arrow Electronics, Inc. (a)	75	8,312
TE Connectivity Ltd.	46	5,939
		14,251
IT Services - 1.90%
Euronet Worldwide, Inc. (a)	74	10,234
Software - 7.89%
Microsoft Corpoation	106	24,991
Oracle Corporation	250	17,543
		42,534
Technology Hardware, Storage & Peripherals - 0.59%
Hewlett Packard Enterprise Company	200	3,148
TOTAL INFORMATION TECHNOLOGY		94,158

REAL ESTATE - 2.03%
Equity Real Estate Investment Trusts - 2.03%
Seritage Growth Properties, Class A (a)	595	10,918
TOTAL REAL ESTATE		10,918

Total Common Stocks (Cost $494,761)		564,573

PREFERRED STOCKS - 0.62%
FINANCIALS - 0.62%
Thrifts & Mortgage Finance - 0.62%
Federal Home Loan Mortgage Corporation, Series S (a)	40	338
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series N (a)	300	2,400
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series K (a)	70	601
5.790%, Perpetual
TOTAL FINANCIALS		3,339

Total Preferred Stocks (Cost $6,005)		3,339

CONVERTIBLE BONDS - 0.58%
REAL ESTATE - 0.58%	Principal
Equity Real Estate Investment Trusts - 0.58%	Amount
GEO Corrections Holdings, Inc. (b)
6.500%, 02/23/2026	$3,000	3,148
TOTAL REAL ESTATE		3,148

Total Convertible Bonds (Cost $3,000)		3,148
Total Long-Term Investments (Cost $503,766)		571,060

SHORT-TERM INVESTMENTS - 1.29%	Shares
MONEY MARKET FUNDS- 1.29%	Held
First American Government Obligations Fund, Class X, 0.04% (c)	6,976	6,976
Total Short-Term Investments (Cost $6,976)		6,976

Total Investments - 107.24% (Cost $510,742)		578,036
Liabilities in Excess of Other Assets - (7.24)%		(39,047)
Net assets - 100.00%		$538,989

(a)	- Non-income producing security.
(b)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $3,148, which represented 0.58% of net assets.

(c)	- The rate quoted is the annualized seven-day effective yield as of March 31, 2021.

ADR	- American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$449,643	$114,930	$-	$564,573
Preferred Stocks	2,738	601	-	3,339
Convertible Bonds	-	3,148	-	3,148
Short-Term Investments	6,976	-	-	6,976
	$459,357	$118,679	$-	$578,036

(1) Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the period ended March 31, 2021, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

HW Opportunities MP Fund
March 31, 2021

Industry Breakdown (% of net assets)	Market Value	Percent of Net Assets

Oil, Gas & Consumable Fuels	53,672	9.96%
Air Freight & Logistics	53,521	9.93%
Banks	46,582	8.64%
Software	42,534	7.89%
Interactive Media & Services	28,875	5.36%
Media	28,585	5.30%
Insurance	24,120	4.47%
Communications Equipment	23,991	4.45%
Industrial Conglomerates	23,897	4.43%
Capital Markets	23,494	4.36%
Hotels, Restaurants & Leisure	21,401	3.97%
Road & Rail	20,828	3.86%
Commercial Services & Supplies	19,696	3.66%
Energy Equipment & Services	19,404	3.60%
Diversified Financial Services	16,606	3.08%
Tobacco	15,973	2.96%
Electronic Equipment, Instruments & Components	14,251	2.64%
Equity Real Estate Investment Trusts	14,066	2.61%
Health Care Providers & Services	13,999	2.60%
Automobiles	13,790	2.56%
Specialty Retail	11,255	2.09%
Wireless Telecommunication Services	11,058	2.05%
IT Services	10,234	1.90%
Beverages	6,131	1.14%
Construction & Engineering	4,618	0.86%
Thrifts & Mortgage Finance	3,339	0.62%
Technology Hardware, Storage & Peripherals	3,148	0.59%
Professional Services	1,992	0.37%
Short-term securities and liabilities in excess of other assets	(32,071)	-5.95%

HW Opportunities MP Fund
March 31, 2021

Country Breakdown (% of net assets)	Market Value	Percent of Net Assets

United States	414,689	76.94%
United Kingdom	98,456	18.27%
France	21,400	3.97%
Netherlands	15,548	2.88%
Puerto Rico	6,681	1.24%
Switzerland	5,939	1.10%
Bermuda	4,480	0.83%
Canada	3,867	0.72%
Short-term securities and liabilities in excess of other assets	(32,071)	-5.95%